CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents		$ 347.5	$ 367.1	$ 407.8
Credit facility available for use		418.5	387.0
Common shares		3,070.6	2,732.1
Capital Management Liabilities And Equity		4,339.1	3,969.1
Unamortized deferred transaction costs		77.8	68.3
Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		450.0	450.0
Unamortized deferred transaction costs	$ 7.5
Notes | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Unamortized deferred transaction costs		3.6	4.5
Term Loan
Disclosure of detailed information about borrowings [line items]
Long-term debt		400.0	400.0
Term Loan | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Unamortized deferred transaction costs		3.7	8.2
Equipment loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 2.1
Equipment loans | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Unamortized deferred transaction costs			$ 0.1